17. PROVISION FOR ENVIRONMENTAL LIABILITIES AND ASSET RETIREMENT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2017
Provision For Environmental Liabilities And Asset Retirement Obligations Tables
Provision for environmental liabilities and asset retirement obligation

The balance of the provision for environmental liabilities and asset retirement obligation - ARO are as follows:

		Consolidated
	12/31/2017	12/31/2016
Environmental liabilities	255,517	273,475
Asset retirement obligations	81,496	73,589
	337,013	347,064